Operating expenses, Shares Held by Directors and Executives (Details) - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares Held by Executives and Directors [Abstract]
Executives and Directors as a group (in shares)	[1]	2,362,991	2,143,973	1,908,331
Number of restricted stock subject to vesting conditions (in shares)		400,970	498,818	595,832
Number of restricted stock, vested not issued (in shares)		139,713
President & Chief Executive Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		18 months
Chief Financial Officer [Member]
Shares Held by Executives and Directors [Abstract]
Period of base salary entitled to directors and executives in connection with termination of employment		12 months

[1]	Includes 400,970 (2023: 498,818, 2022: 595,832) shares of restricted stock subject to vesting conditions and 139,713 shares of restricted stock vested but not issued.